Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	2.46%	11.75%		9.80%
Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%	12.26%		9.64%
Advisor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%	13.39%	10.53%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%	13.08%		10.45%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.08%	15.30%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.22%	10.72%